10. Notes Payable (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Note payable balance	$ 1,050,000	$ 1,100,000
Less current portion	(1,050,000)	(1,100,000)
Long-term portion	0	0
Acquisition note [Member]
Note payable balance	50,000	0
Convertible promissory notes - debt acquisition [Member]
Note payable balance	100,000	100,000
Original Bridge Loan [Member]
Note payable balance	120,000	120,000
Bridge Loan 1 [Member]
Note payable balance	355,000	355,000
Bridge Loan 2 [Member]
Note payable balance	175,000	200,000
Bridge Loan 3 [Member]
Note payable balance	250,000	250,000
Convertible promissory note - Asher/Goldenrise [Member]
Note payable balance	0	55,000
Convertible promissory note - Service agreement [Member]
Note payable balance	$ 0	$ 20,000